Schedule of Weighted Average Assumptions to Calculate Fair Value of Stock Options (Details) - $ / shares	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	[1]	Sep. 30, 2023		Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Grant Price	$ 0.76			$ 0.76	[1]	$ 0.79	$ 0.79	$ 1.46
Expected life (in years)	5 years 1 month 24 days			5 years 1 month 24 days		5 years 6 months 29 days	5 years 6 months 29 days	5 years 8 months 15 days
Risk-free interest rates	4.12%			4.12%		1.74%	1.74%	0.99%
Volatility	118.12%			118.12%		130.71%	130.71%	102.34%
Dividend yield							(0.00%)	(0.00%)
Market price	$ 0.76			$ 0.76	[1]	$ 0.79

[1]	There were no stock options granted under the Plan during the three months ended September 30, 2022.